AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 24, 2017

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 592	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 593	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 23, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 592 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating April 23, 2017 as the new effective date for Post-Effective Amendment No. 501 to the Trust’s Registration Statement, which was filed on September 10, 2015 pursuant to Rule 485(b) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 511, 520, 525, 529, 530, 531, 536, 539, 540, 543, 547, 550, 555, 558, 564, 573, 578, 585 and 588 to the Trust’s Registration Statement filed on October 9, 2015, November 6, 2015, December 4, 2015, December 30, 2015, January 28, 2016, February 26, 2016, March 25, 2016, April 22, 2016, May 20, 2016, June 17, 2016, July 15, 2016, August 12, 2016, September 9, 2016, October 7, 2016, November 4, 2016, December 2, 2016, December 29, 2016, January 27, 2017 and February 24, 2017. This Amendment relates solely to PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 501 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 586 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 24th day of March, 2017.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper

Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	March 24, 2017

/s/ Steven M. Hill Steven M. Hill	Treasurer	March 24, 2017

/s/ Anna Paglia Anna Paglia	Secretary	March 24, 2017

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	March 24, 2017

*/s/ Todd J. Barre Todd J. Barre	Trustee	March 24, 2017

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	March 24, 2017

*/s/ Marc M. Kole Marc M. Kole	Trustee	March 24, 2017

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	March 24, 2017

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	March 24, 2017

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	March 24, 2017

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	March 24, 2017

*By: /s/ Anna Paglia Anna Paglia		March 24, 2017
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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